Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Jun. 03, 2019	Aug. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Templeton SMACS: Series E
Accumulated Value	$ 18,736	$ 15,907	$ 14,355	$ 14,301	$ 10,921	$ 10,731	$ 10,000	$ 21,048
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Templeton SMACS: Series I
Accumulated Value	12,013	10,659	9,908	11,372	9,763	10,225	10,000	$ 12,922
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Templeton SMACS: Series CH
Accumulated Value	11,166	10,082	9,997	11,440	10,332	10,306	10,000	$ 11,010
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Templeton SMACS: Series H
Accumulated Value	11,402	10,199	9,964	11,300	10,102	10,131	10,000	$ 11,306
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	21,580	17,108	14,908	17,191	12,921	10,640	10,000	$ 24,999
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	10,390	9,683	9,800	11,075	11,085	10,411	10,000	$ 10,715
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,815	10,194	10,023	10,970	10,610	10,277	10,000	$ 10,823
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,815	10,194	10,023	10,970	10,610	10,277	10,000	$ 10,823
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI USA High Dividend Yield Index
Accumulated Value	16,958	14,195	13,173	13,764	11,012	10,654	10,000	$ 18,090
Bloomberg High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg High Yield Very Liquid Index
Accumulated Value	12,552	11,153	10,409	11,733	10,787	10,359	10,000	$ 13,553
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
Accumulated Value	11,775	10,614	10,202	11,736	11,111	10,493	10,000	$ 12,476
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond California Exempt Index
Accumulated Value	$ 10,786	$ 10,211	$ 10,004	$ 10,929	$ 10,629	$ 10,282	$ 10,000	$ 10,807